Summary of Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

Revenue represents the invoiced value of goods sold recognized upon the delivery of goods to distributors. Pursuant to the guidance of ASC Topic 605 and ASC Topic 36, revenue is recognized when all of the following criteria are met:

¨	Persuasive evidence of an arrangement exists;

¨	Delivery has occurred or services have been rendered;

¨	The seller’s price to the buyer is fixed or determinable; and

¨	Collectability is reasonably assured.

Revenue Recognition

Revenue represents the invoiced value of goods sold recognized upon the delivery of goods to distributors. Pursuant to the guidance of ASC Topic 605 and ASC Topic 36, revenue is recognized when all of the following criteria are met:

☐	Persuasive evidence of an arrangement exists;
☐	Delivery has occurred or services have been rendered;
☐	The seller’s price to the buyer is fixed or determinable; and
☐	Collectability is reasonably assured.